Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17—Subsequent events

The spread of a novel strain of coronavirus (COVID-19) around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

On March 31, 2020, the Company completed its initial public offering (“IPO”) of 4,750,000 American Depository Shares (“ADS”) at a public offering price of $5.50 per ADS, each ADS represents two of the Company’s Class B ordinary shares, par value US$0.0001 per share, resulting in net proceeds to the Company of approximately $23.1 million after deducting underwriting commission and other expenses. In connection with the IPO, the Company’s ADS began trading on The Nasdaq Global Market on April 1, 2020 under the symbol “WIMI”.